Common Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock Warrants And Options Tables
Movement of options

The movement of options is summarized as follows:

		Weighted
	Number of	average
	options	exercise price

Balance, December 31, 2010	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07
Granted	2,550,000	0.05
Cancelled	(2,450,000)	0.10
Balance, December 31, 2012 and December 31, 2013	5,050,000	$0.05

Summary information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2013 and December 31, 2012:

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	intrinsic
price	2013	life (years)	2013	value
$0.05	5,050,000	2.88	5,050,000	$-
	5,050,000	2.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	intrinsic
price	2012	life (years)	2012	value
$0.05	5,050,000	3.88	5,050,000	$-
	5,050,000	3.88	5,050,000